Investments and fair value measurements - Changes for Level 3 Items Measured at Fair Value (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of January 1, 2021	$ 0
Sponsor Covered Shares assumed in Business Combination	9,332
Change in fair value of Sponsor Covered Shares	(3,917)
Fair value as of December 31, 2021	$ 5,415